Financial instruments by category	12 Months Ended
Dec. 31, 2025
Financial instruments by category [Abstract]
Financial instruments by category
10.	Financial instruments by category

The Group holds the following financial instruments:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Assets as per consolidated statements of financial position
Financial assets measured at fair value
—Financial assets at fair value through profit or loss	132,352	1,291
—Financial assets at fair value through other comprehensive income	66,642	92,396
	198,994	93,687
Financial assets measured at amortized cost
—Cash and cash equivalents	126,614	81,154
—Trade receivables	44,506	21,714
—Financial assets included in other receivables and deposits	9,261	10,941
—Other financial assets	9,129	—
	189,510	113,809
	388,504	207,496

Liabilities as per consolidated statements of financial position
Financial liabilities measured at fair value
—Convertible bonds	241,524	—
—Warrant	—	22,044
	241,524	22,044
Financial liabilities measured at amortized cost
—Borrowings	824,045	582,724
—Lease liabilities	4,552	2,590
—Trade payables	104,224	230,832
—Financial liabilities included in other payables and accruals	137,401	327,138
	1,070,222	1,143,284
	1,311,746	1,165,328